Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bank premises and equipment
Less: accumulated depreciation	$ (556,665)	$ (542,159)
Bank premises and equipment, net	431,612	447,082
Bank buildings and improvements [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 571,665	573,276
Bank buildings and improvements [Member] | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	39 years
Furniture equipment and Vehicles [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 307,990	302,847
Furniture equipment and Vehicles [Member] | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture equipment and Vehicles [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	20 years
Land [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 108,622	$ 113,118